Temporary Equity (Details) - shares	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Dividend paid in Series B-1 Preferred Stock, shares	0	42,196
Convertible Preferred Stock Series B [Member]
Beginning balance, shares		216,916
Conversion of Series B and B-1 Preferred Stock to Common Stock, shares		(216,916)
Ending balance, shares
Convertible Preferred Stock Series B 1 [Member]
Beginning balance, shares		467,728
Conversion of Series B and B-1 Preferred Stock to Common Stock, shares		(467,728)
Ending balance, shares
Convertible Preferred Stock Series C 1 [Member]
Beginning balance, shares		255,289
Sercies C-1 Issue for a reduction in stock payables, shares		5,413
Dividend paid in Series B-1 Preferred Stock, shares		5,626
Conversion of Series B and B-1 Preferred Stock to Common Stock, shares		(266,328)
Ending balance, shares